Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Receivables [Abstract]
Prepaid expenses	$ 7,851	$ 8,003
Deferred income taxes	128,689	104,508
Government authorities	19,508	1,515
Advances to suppliers	1,101	861
Derivative instruments	2,924	3,643
Other	2,319	1,238
Other receivables and prepaid expenses	$ 162,392	$ 119,768